Debt and credit facilities	12 Months Ended
Dec. 31, 2012
Debt and credit facilities [Abstract]
Debt and credit facilities

Note 9 - Debt and credit facilities

Total interest incurred amounted to $61, $2,082 and $1,275 for the years ended December 31, 2012, 2011 and 2010, respectively.

With the Sale of Honesty Group, short-term loans remained with Honesty Group and its subsidiaries; SGOCO had no short-term loans outstanding and credit facilities available as of December 31, 2012 and 2011 except for accounts receivables sold with recourse to banks in Hong Kong. The effective interest rates and the amounts outstanding under these lines of credit and agreements at December 31, 2012 are presented in the following table. Such amounts are included in short-term loan in the accompanying consolidated balance sheets.

Total short-term debt was as follows:

	Interest	December 31,	December 31,
	Rate(s)	2012	2011

Receivables financing facilities, due for repayment within 4 months	1.8%-2.2%	$6,230	$-
Total short-term loan		$6,230	$-

See Note 17 for disclosure related to shareholder loan.